AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Equity Real Estate Investment Trusts (REITs) – 83.7%
Data Center REITs – 7.7%
Digital Realty Trust, Inc.	10,520	$1,594,937
Equinix, Inc.	3,175	2,649,093

		4,244,030

Diversified REITs – 5.9%
Charter Hall Group	27,560	268,387
Covivio SA/France	3,486	194,042
Essential Properties Realty Trust, Inc.	27,150	866,356
KDX Realty Investment Corp.	135	149,489
Land Securities Group PLC	46,420	385,380
Merlin Properties Socimi SA	18,100	222,068
Stockland	337,260	1,138,962

		3,224,684

Health Care REITs – 10.5%
Aedifica SA	3,690	248,941
Alexandria Real Estate Equities, Inc.	8,600	1,028,302
American Healthcare REIT, Inc.	48,780	1,020,965
Ventas, Inc.	21,510	1,335,986
Welltower, Inc.	17,920	2,162,586

		5,796,780

Hotel & Resort REITs – 2.2%
Hoshino Resorts REIT, Inc.	57	197,883
Invincible Investment Corp.	127	56,259
Japan Hotel REIT Investment Corp.	494	253,463
Ryman Hospitality Properties, Inc.	4,770	495,889
Xenia Hotels & Resorts, Inc.	15,560	221,574

		1,225,068

Industrial REITs – 16.3%
CapitaLand Ascendas REIT	296,200	653,029
Dream Industrial Real Estate Investment Trust	33,767	341,767
Goodman Group	37,340	842,384
Lineage, Inc.(a) (b)	4,713	395,421
Mapletree Industrial Trust	95,100	177,797
Mitsui Fudosan Logistics Park, Inc.	139	418,262
Nippon Prologis REIT, Inc.	219	385,796
Prologis, Inc.	28,317	3,619,479
Rexford Industrial Realty, Inc.	17,900	911,468
Segro PLC	33,110	381,197
STAG Industrial, Inc.	9,820	398,496
Tritax Big Box REIT PLC	219,090	470,702

		8,995,798

Multi-Family Residential REITs – 9.4%
Comforia Residential REIT, Inc.	133	291,922
Independence Realty Trust, Inc.(a)	54,830	1,139,367
Killam Apartment Real Estate Investment Trust(a)	25,880	382,732
Mid-America Apartment Communities, Inc.	9,700	1,574,989
UDR, Inc.	32,410	1,442,569
UNITE Group PLC (The)	28,250	356,625

		5,188,204

Office REITs – 3.9%
BXP, Inc.	5,210	391,896
COPT Defense Properties	19,290	574,649
Derwent London PLC	9,010	276,415
Dexus	55,740	270,909
Japan Real Estate Investment Corp.	46	184,813
Nippon Building Fund, Inc.	106	475,665

		2,174,347

Other Specialized REITs – 5.1%
Iron Mountain, Inc.	12,090	1,369,313
VICI Properties, Inc.	42,700	1,429,596

		2,798,909

Retail REITs – 14.0%
Acadia Realty Trust	37,620	846,826
Brixmor Property Group, Inc.	29,650	812,114

Company	Shares	U.S. $ Value

CapitaLand Integrated Commercial Trust	286,260	$465,119
Frasers Centrepoint Trust	140,600	256,563
Japan Metropolitan Fund Invest(a)	349	220,677
Klepierre SA(b)	13,110	391,351
Link REIT - Class H	76,250	358,339
NETSTREIT Corp.	32,043	534,798
Phillips Edison & Co., Inc.	4,400	162,624
Realty Income Corp.	21,203	1,316,918
Region RE Ltd.	355,790	541,416
Simon Property Group, Inc.	10,748	1,798,678

		7,705,423

Self-Storage REITs – 6.0%
Big Yellow Group PLC	14,460	240,284
Extra Space Storage, Inc.	7,430	1,315,110
Public Storage	5,090	1,749,535

		3,304,929

Single-Family Residential REITs – 2.7%
Invitation Homes, Inc.	19,130	704,749
Sun Communities, Inc.	5,573	753,693

		1,458,442

		46,116,614

Real Estate Management & Development – 13.8%
Diversified Real Estate Activities – 4.3%
Mitsubishi Estate Co., Ltd.	28,700	493,782
Mitsui Fudosan Co., Ltd.	131,300	1,422,242
Sumitomo Realty & Development Co., Ltd.	12,600	431,602

		2,347,626

Real Estate Development – 1.8%
Katitas Co., Ltd.	24,000	310,425
Sino Land Co., Ltd. – Class H	622,000	665,182

		975,607

Real Estate Operating Companies – 7.3%
Azrieli Group Ltd.	2,500	170,417
CapitaLand Investment Ltd./Singapore	91,600	190,283
Castellum AB(b)	34,880	476,969
Catena AB	4,780	264,850
CTP NV	8,939	167,997
Fastighets AB Balder - Class B(b)	27,340	214,154
LEG Immobilien SE	3,730	360,206
PSP Swiss Property AG (REG)	5,250	761,870
Shurgard Self Storage Ltd.	3,270	143,966
Swire Properties Ltd. - Class H(a)	172,000	315,354
TAG Immobilien AG(b)	14,691	241,424
Vonovia SE	21,134	730,500

		4,037,990

Real Estate Services – 0.4%
Unibail-Rodamco-Westfield	3,140	251,087

		7,612,310

Health Care Equipment & Services – 0.8%
Health Care Facilities – 0.8%
Chartwell Retirement Residences	42,700	462,281

Consumer Durables & Apparel – 0.8%
Homebuilding – 0.8%
PulteGroup, Inc.	3,170	417,330

Consumer Services – 0.5%
Hotels, Resorts & Cruise Lines – 0.5%
Hyatt Hotels Corp. – Class A	1,650	250,668

Company		Shares		U.S. $ Value

Telecommunication Services – 0.3%
Integrated Telecommunication Services – 0.3%
Infrastrutture Wireless Italiane SpA		16,010		$191,772

Total Common Stocks (cost $41,488,659)				55,050,975

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.2%
ANZ, Hong Kong
2.92%, 09/02/2024	AUD	93		62,695
3.41%, 09/02/2024	NZD	0	*	202
BBH, New York
0.50%, 09/02/2024	CHF	5		5,428
2.25%, 09/02/2024	SEK	56		5,478
3.26%, 09/02/2024	NOK	6		589
3.33%, 09/03/2024	CAD	5		3,591
Citibank, London
2.57%, 09/02/2024	EUR	5		5,471
HSBC, Hong Kong
2.02%, 09/02/2024	HKD	16		2,073
HSBC, Singapore
2.26%, 09/02/2024	SGD	7		5,420
SEB, Stockholm
3.91%, 09/02/2024	GBP	4		5,496
SMBC, Tokyo
0.01%, 09/02/2024	JPY	111		762

Total Time Deposits (cost $97,205)				97,205

	Shares

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $96,848)		96,848		96,848

Total Short-Term Investments (cost $194,053)				194,053

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $41,682,712)				55,245,028

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $1,124,256)		1,124,256		1,124,256

Total Investments – 102.3% (cost $42,806,968)(f)				56,369,284
Other assets less liabilities – (2.3)%				(1,268,978)

Net Assets – 100.0%				$55,100,306

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	147	AUD	220	09/19/2024	$2,446
Brown Brothers Harriman & Co.	USD	111	SEK	1,170	09/19/2024	2,793
Brown Brothers Harriman & Co.	USD	205	NZD	344	09/26/2024	10,295
Brown Brothers Harriman & Co.	JPY	52,867	USD	364	10/17/2024	(345)
Brown Brothers Harriman & Co.	USD	178	JPY	26,097	10/17/2024	1,902
Brown Brothers Harriman & Co.	CHF	277	USD	323	10/25/2024	(4,951)
Brown Brothers Harriman & Co.	EUR	236	USD	259	10/25/2024	(2,752)
Brown Brothers Harriman & Co.	USD	204	CHF	172	10/25/2024	(188)
Brown Brothers Harriman & Co.	CAD	280	USD	207	11/07/2024	(1,663)
Brown Brothers Harriman & Co.	USD	206	CAD	280	11/07/2024	1,858
Brown Brothers Harriman & Co.	USD	158	GBP	120	11/08/2024	(700)

						$8,695

*	Principal amount less than 500.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,847,905 and gross unrealized depreciation of investments was $(276,894), resulting in net unrealized appreciation of $13,571,011.

Please note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2024 (unaudited)

64.0%	United States
9.6%	Japan
5.6%	Australia
3.8%	United Kingdom
3.2%	Singapore
2.4%	Hong Kong
2.4%	Germany
2.2%	Canada
1.7%	Sweden
1.5%	France
1.4%	Switzerland
0.7%	Belgium
0.4%	Spain
1.0%	Other
2.4%	Short-Term Investments
(2.3)%	Other Assets Less Liabilities

100.0%	Total Net Assets

1

The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Israel, Italy and Netherlands.

AB Global Real Estate Investment Fund

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$35,618,890	$10,497,724		$-0-	$46,116,614
Real Estate Management & Development	-0-	7,612,310		-0-	7,612,310
Health Care Equipment & Services	462,281	-0-		-0-	462,281
Consumer Durables & Apparel	417,330	-0-		-0-	417,330
Consumer Services	250,668	-0-		-0-	250,668
Telecommunication Services	-0-	191,772		-0-	191,772
Short-Term Investments:
Time Deposits	97,205	-0-		-0-	97,205
Investment Companies	96,848	-0-		-0-	96,848
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,124,256	-0-		-0-	1,124,256

Total Investments in Securities	38,067,478	18,301,806	+	-0-	56,369,284
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	19,294		-0-	19,294
Liabilities
Forward Currency Exchange Contracts	-0-	(10,599)		-0-	(10,599)

Total	$38,067,478	$18,310,501		$-0-	$56,377,979

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$28	$12,864	$12,795	$97	$8
Government Money Market Portfolio*	-0-	7,045	5,921	1,124	2
Total				$1,221	$10

*	Investments of cash collateral for securities lending transactions.